REPORT FROM THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

Dear Shareholder:

The Correspondent Cash Reserves Money Market and Tax Free portfolios are open-ended, diversified money market funds that seek to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Money Market Portfolio, which recently reached $1 billion in assets under management, invests in a diversified selection of very high quality, short-term money-market obligations, such as U.S. Treasury bills, short-term bank obligations and commercial paper. The Tax Free Portfolio, launched on October 7, 1996, invests in a wide variety of short-term tax-exempt securities issued by state, county and municipal authorities.

While the portfolios may invest in instruments rated in either of the top two ratings categories established by nationally recognized ratings services, it has been our practice to invest only in instruments rated in the highest category. A schedule of the portfolios' investments is included in the financial report that follows. These investments are actively monitored in order to ensure that they maintain their quality status and suitability.

PERFORMANCE

For the 12 months ended December 31, 1996, the Correspondent Cash Reserves Money Market portfolio produced a total return of 4.72%. In comparison, the average fund as tracked by Lipper Analytical Services Inc. produced a return of 4.80% for the 288 money market instrument funds listed for the same period. From October 7, 1996 (commencement of operations) to December 31, 1996, the Tax Free portfolio produced a return of 0.66%.

ECONOMIC OVERVIEW

Economic growth accelerated in the fourth quarter after a more modest 2.1% rate of growth in the third quarter. For the entire year, Gross Domestic Product expanded at a rate of roughly 2.5%. Although the economy produced many mixed signals during the year, the Federal Reserve Board took no action after January 31, 1996, when it lowered short-term interest rates by 0.25% to 5.25%. Inflation, the unemployment rate and the budget deficit are each at their lowest levels in more than twenty years.

INTEREST-RATE ENVIRONMENT

Although the federal funds rate -- the interest rate banks charge each other for overnight loans -- has remained the same for about a year, the yields on three-month and six-month Treasury bills have risen because investors are concerned that the Fed will raise the federal funds' rate to stave off inflation. Tax-free instruments have traded at approximately 62% to 65% of taxable Treasury bills. The Federal Reserve Board is clearly very concerned about a recurrence of inflation. If there are such signs, then the Fed would be likely to raise short-term interest rates. Labor markets are getting tighter, and oil prices have risen sharply in recent months. In addition, the booming stock market has increased wealth, creating an environment for spending.

INVESTMENT STRATEGY

The Money Market Portfolio has maintained an average maturity between 60 and 70 days, slightly longer than our peers as measured by IBC Donoghue. The "spread" from one-month to

--------------------------------------------------------------------------------

one-year securities has risen from about 0.35% to about 0.50%. As of December 31, 1996, the Money Market Portfolio was comprised of 12% U.S. Government and Agency obligations, 35% bank obligations, 40% commercial paper, 12% short term corporate obligations and the rest in cash. We intend to keep the maturity in the 60-to-70-day range as long as economic growth, consumer spending and inflation stay the same. The Tax Free Portfolio currently maintains a maturity of about 50 days and is managed to provide safety, convenience and federal tax-free income to shareholders.*
---------------
* The Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

An investment in the Portfolios is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------

                             Portfolio Composition*
 Money Market Portfolio
             [GRAPH]

U.S. Government Obliga-
tions/Agencies (12%)                12
Insurance (2%)                       2
Telecommunications (1%)              1
Bank Obligations (46%)              46
Other (6%)                           6
Finance (10%)                       10
Printing/Publishing (1%)             1
Asset Backed (6%)                    6
Broker-Dealer (12%)                 12
Auto-Truck (4%)                      4
     Tax Free Portfolio
             [GRAPH]

Commercial Paper (41%)              41
Tax Exempt Note (17%)               17
Note (39%)                          39
Tax Exempt Puts (3%)                 3

* The composition of the Portfolios is subject to change.

                                  PERFORMANCE

As of December 31, 1996, the 7-day and 30-day yields for the Portfolios were as follows:

                                                             7-DAY   30-DAY
                                                             YIELD   YIELD
                                                             -----   ------
        Money Market Portfolio*............................  4.64%    4.62%
        Tax Free Portfolio.................................  3.08%    2.85%

  The Portfolio terminated its offering of the Institutional Shares on December 26, 1996.

* For the current 7-day yield as of December 31, 1996, the service contractors voluntarily waived 0.12% of their fees for the Money Market Portfolio. If the service contractors had not waived a portion of their fees, the 7-day yield shown would have been 4.52% for the Money Market Portfolio. This voluntary waivers may be modified or terminated at any time, which would reduce the performance. Yields will vary with market conditions, and past performance is not a guarantee of future results.

  Investments in the Portfolio are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                          RATINGS                           PRINCIPAL     AMORTIZED
                                                        S&P/MOODY'S              MATURITY    AMOUNT          COST
                                                        (UNAUDITED)      RATE      DATE       (000)        (NOTE 2)
                                                     -----------------  ------   --------   ---------   --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 11.9%
  U.S. Treasury Bill...............................      Aaa/AAA**        5.19%   1/8/98     $10,000    $    9,475,233
  U.S. Treasury Note...............................      Aaa/AAA**        6.87   2/28/97       4,000         4,011,139
  Federal Farm Credit Bank.........................      Aaa/AAA**        5.35*   1/2/97       7,000         6,999,294
  Federal Home Loan Bank...........................      Aaa/AAA**        5.62   12/26/97      8,000         8,000,000
  Federal Home Loan Bank...........................      Aaa/AAA**        6.00    8/1/97       5,000         5,000,000
  Federal Home Loan Bank...........................      Aaa/AAA**        6.05   8/14/97       8,000         8,000,000
  Federal Home Loan Bank...........................      Aaa/AAA**        5.90   10/16/97      6,000         6,000,000
  Federal Home Loan Bank...........................      Aaa/AAA**        5.58*  3/20/97       6,000         6,000,000
  Federal Home Loan Bank...........................      Aaa/AAA**        5.80   11/4/97       6,500         6,500,000
  Federal Home Loan Bank...........................      Aaa/AAA**        5.81   11/4/97      10,000        10,000,000
  Federal National Mortgage Assoc..................      Aaa/AAA**        4.78   2/14/97       5,000         4,999,189
  Student Loan Marketing Assoc.....................      Aaa/AAA**        6.07    7/3/97       5,000         5,000,000
  Student Loan Marketing Assoc.....................      Aaa/AAA**        6.00   10/17/97      7,000         7,000,000
  Student Loan Marketing Assoc.....................      Aaa/AAA**        5.65   11/28/97      9,050         9,050,000
  Student Loan Marketing Assoc.....................      Aaa/AAA**        5.63   12/24/97     10,000        10,000,000
  Student Loan Marketing Assoc.....................      Aaa/AAA**        5.75    1/8/98       4,000         4,000,000
  Student Loan Marketing Assoc.....................      Aaa/AAA**        5.31*   1/7/97      10,000        10,000,000
                                                                                                          ------------
Total U.S. Government and Agency Obligations
  (Amortized Cost -- $120,034,855).................                                                        120,034,855
                                                                                                          ------------
BANKERS ACCEPTANCES -- 0.5%
YANKEE -- 0.5%
  Bank of Tokyo -- Mitsubishi Ltd..................       A-1/P-1         5.44   1/31/97       5,000         4,977,333
                                                                                                          ------------
Total Bankers Acceptances
  (Amortized Cost -- $4,977,333)...................                                                          4,977,333
                                                                                                          ------------
BANK NOTES -- 11.7%
DOMESTIC -- 11.7%
  Bank of America NT & SA..........................      A-1+/P-1         5.50    5/7/97       7,000         7,000,000
  Bank of America NT & SA..........................      A-1+/P-1         5.52   11/21/97      6,900         6,898,761
  Bank of America NT & SA..........................      A-1+/P-1         5.66   12/30/97      8,000         7,996,950
  Bank of Hawaii...................................       A-1/P-1         5.50    1/3/97      10,000        10,000,000
  Comerica Bank -- Detroit.........................       A-1/P-1         6.87   4/18/97       5,000         5,020,080

                                                                       Continued

                                                          RATINGS                           PRINCIPAL     AMORTIZED
                                                        S&P/MOODY'S              MATURITY    AMOUNT          COST
                                                        (UNAUDITED)      RATE      DATE       (000)        (NOTE 2)
                                                     ----------------   ------   --------   ---------    ------------
  Comerica Bank -- Detroit.........................       A-1/P-1         6.15%  7/11/97     $ 5,000    $    5,000,000
  FCC National Bank................................      A-1+/P-1         5.36*   1/2/97       7,000         7,000,000
  FCC National Bank................................      A-1+/P-1         5.50   5/12/97       7,800         7,801,333
  FCC National Bank................................      A-1+/P-1         5.64   4/17/97       6,000         5,998,989
  FCC National Bank................................      A-1+/P-1         6.00   7/18/97       5,000         4,999,559
  First National Bank of Chicago...................      A-1+/P-1         5.70    5/6/97       4,100         4,099,131
  Key Bank, NA.....................................       A-1/P-1         5.60   11/4/97       5,000         5,000,282
  Morgan Guaranty Trust Co.........................      A-1+/P-1         5.25   1/15/97       5,000         5,000,171
  PNC Bank N.A.....................................       A-1/P-1         5.50*   1/2/97       7,000         6,998,232
  PNC Bank N.A.....................................       A-1/P-1         5.24*   1/7/97       4,000         3,999,822
  PNC Bank N.A.....................................       A-1/P-1         5.24*   1/7/97       5,000         4,999,722
  Society National Bank............................       A-1/P-1         5.52*  2/14/97      10,000         9,999,166
  Wachovia Bank of N.C.............................      A-1+/P-1         5.43*   1/3/97      10,000         9,999,939
                                                                                                          ------------
Total Bank Notes
  (Amortized cost -- $117,812,137).................                                                        117,812,137
                                                                                                          ------------
CERTIFICATES OF DEPOSIT -- 22.5%
DOMESTIC -- 1.5%
  Bankers Trust NY Corp............................       A-1/P-1         5.47*   1/7/97      15,000        14,992,863
                                                                                                          ------------
YANKEE -- 21.0%
  ABN Amro Bank N.V................................      A-1+/P-1         5.50   12/4/97       7,000         6,987,791
  ABN Amro Bank N.V................................      A-1+/P-1         5.52   2/18/97       5,000         4,999,447
  Bank of Tokyo -- Mitsubishi Ltd..................       A-1/P-1         5.60    1/6/97      15,000        15,000,076
  Bank of Tokyo -- Mitsubishi Ltd..................       A-1/P-1         5.59    1/8/97       4,000         4,000,068
  Bank of Tokyo -- Mitsubishi Ltd..................       A-1/P-1         5.50   1/17/97       5,000         5,000,022
  Bank of Tokyo -- Mitsubishi Ltd..................       A-1/P-1         5.44   2/10/97       5,000         5,000,055
  Bank of Tokyo -- Mitsubishi Ltd..................       A-1/P-1         5.45   2/18/97       5,000         5,000,066
  Bank of Tokyo -- Mitsubishi Ltd..................       A-1/P-1         5.45   2/20/97       5,000         5,000,069
  Commerzbank AG...................................      A-1+/P-1         5.52   1/21/97      10,000        10,000,099
  Deutsche Bank AG.................................      A-1+/P-1         5.57   3/31/97       5,000         5,000,087
  Dresdner Bank AG.................................      A-1+/P-1         5.05   2/26/97      10,000         9,999,261
  Fuji Bank Ltd....................................     P-1/A-1+(c)       5.65    1/6/97       7,000         7,000,010
  Fuji Bank Ltd....................................     P-1/A-1+(c)       5.65   1/14/97       7,000         7,000,000
  Fuji Bank Ltd....................................     P-1/A-1+(c)       5.80   1/21/97       5,000         5,000,000

                                                                       Continued

                                                          RATINGS                           PRINCIPAL     AMORTIZED
                                                        S&P/MOODY'S              MATURITY    AMOUNT          COST
                                                        (UNAUDITED)      RATE      DATE       (000)        (NOTE 2)
                                                     ----------------   ------   --------   ---------    ------------
  Fuji Bank Ltd....................................     P-1/A-1+(c)       5.91%  1/21/97     $ 5,000    $    5,000,028
  Fuji Bank Ltd....................................     P-1/A-1+(c)       5.90   1/22/97       5,000         5,000,029
  Sanwa Bank Ltd...................................       A-1/P-1         5.50   1/13/97       7,000         7,000,046
  Sanwa Bank Ltd...................................       A-1/P-1         5.47   1/14/97       6,000         6,000,021
  Sanwa Bank Ltd...................................       A-1/P-1         5.47   1/21/97       6,000         6,000,033
  Sanwa Bank Ltd...................................       A-1/P-1         5.47   1/31/97       7,000         7,000,057
  Sanwa Bank Ltd...................................       A-1/P-1         5.49   1/15/97       5,000         5,000,019
  Sanwa Bank Ltd...................................       A-1/P-1         5.65   3/17/97       5,000         4,999,991
  Societe Generale.................................      A-1+/P-1         5.58   3/31/97       5,000         5,000,077
  Societe Generale.................................      A-1+/P-1         5.85    5/8/97       4,000         4,000,133
  Societe Generale.................................      A-1+/P-1         5.90   5/12/97       5,000         5,001,605
  Societe Generale.................................      A-1+/P-1         5.75   5/22/97       5,000         4,999,075
  Societe Generale.................................      A-1+/P-1         6.09   6/13/97       4,000         3,998,977
  Societe Generale.................................      A-1+/P-1         5.72   10/21/97      7,000         7,000,000
  Societe Generale.................................      A-1+/P-1         5.60   11/12/97      7,000         7,001,320
  Sumitomo Bank Ltd................................       A-1/P-1         5.71    1/2/97       7,000         7,000,012
  Sumitomo Bank Ltd................................       A-1/P-1         5.63    1/6/97       7,000         7,000,010
  Sumitomo Bank Ltd................................       A-1/P-1         5.69   1/10/97       5,000         5,000,012
  Sumitomo Bank Ltd................................       A-1/P-1         5.85   1/24/97      10,000        10,000,913
  Westpac Banking Corp.............................      A-1+/P-1         5.61   3/19/97       5,000         4,999,839
                                                                                                          ------------
                                                                                                           211,989,248
                                                                                                          ------------
Total Certificates of Deposit
  (Amortized Cost--$226,982,111)...................                                                        226,982,111
                                                                                                          ------------
COMMERCIAL PAPER -- 38.7%
ASSET BACKED -- 6.5%
  Delaware Funding Corp............................      A-1+/P-1         5.63   1/24/97      10,058        10,021,822
  Eiger Capital Corp...............................      A-1+/P-1         5.42   1/10/97       3,828         3,822,813
  New Center Asset Trust...........................      A-1+/P-1         5.42   1/29/97       4,000         3,983,138
  Preferred Receivables Funding Corp...............       A-1/P-1         5.45    1/7/97       5,300         5,295,186
  Preferred Receivables Funding Corp...............       A-1/P-1         5.45   1/16/97       3,175         3,167,790
  Triple A One Funding.............................       A-1/P-1         5.48    1/6/97      16,814        16,801,203
  Triple A One Funding.............................       A-1/P-1         5.40   1/10/97       5,000         4,993,250

                                                                       Continued

                                                          RATINGS                           PRINCIPAL     AMORTIZED
                                                        S&P/MOODY'S              MATURITY    AMOUNT          COST
                                                        (UNAUDITED)      RATE      DATE       (000)        (NOTE 2)
                                                     ----------------   ------   --------   ---------    ------------
  Triple A One Funding.............................       A-1/P-1         5.49%  1/10/97     $10,000    $    9,986,275
  Triple A One Funding.............................       A-1/P-1         5.72   1/21/97       7,000         6,977,756
                                                                                                          ------------
                                                                                                            65,049,233
                                                                                                          ------------
AUTO-TRUCK -- 4.0%
  General Motors Acceptance Corp...................     P-1/D-1(c)        7.35    1/2/97      40,000        39,991,833
                                                                                                          ------------
BANKING -- 10.1%
  ABN Amro North America Finance Inc...............      A-1+/P-1         5.40   3/10/97      15,000        14,847,000
  BCI Funding Corp.................................       A-1/P-1         5.32   2/12/97       5,000         4,968,967
  Bex America Finance Inc..........................       A-1/P-1         5.33   1/16/97      10,000         9,977,792
  Bex America Finance Inc..........................       A-1/P-1         5.55   2/19/97       6,339         6,291,114
  Credit Italiano Delaware Inc.....................       A-1/P-1         5.41    1/6/97      10,000         9,992,486
  Cregem North America Inc.........................      A-1+/P-1         5.40    1/2/97       7,000         6,998,950
  Den Danske Corp..................................       A-1/P-1         5.42    1/9/97      15,000        14,981,933
  San Paolo U.S. Financial Co......................       A-1/P-1         5.40    1/8/97       8,000         7,991,600
  San Paolo U.S. Financial Co......................       A-1/P-1         5.35   2/10/97       5,000         4,970,278
  Unifunding.......................................       A-1/P-1         5.41    1/6/97      15,000        14,988,729
  Unifunding.......................................       A-1/P-1         5.40   2/11/97       6,000         5,963,100
                                                                                                          ------------
                                                                                                           101,971,949
                                                                                                          ------------
BROKER-DEALER -- 5.7%
  Lehman Brothers Holdings Inc.....................     P-2/D-1(c)        7.20    1/2/97      15,000        14,997,000
  Merrill Lynch & Co., Inc.........................      A-1+/P-1         5.50   1/15/97       5,000         4,989,306
  Merrill Lynch & Co., Inc.........................      A-1+/P-1         5.32   1/24/97       5,000         4,983,005
  Morgan Stanley Group Inc.........................      A-1+/P-1         5.34   1/15/97       5,000         4,989,617
  Morgan Stanley Group Inc.........................      A-1+/P-1         5.32   1/17/97       5,000         4,988,178
  Morgan Stanley Group Inc.........................      A-1+/P-1         5.33   1/17/97       9,800         9,776,785
  Morgan Stanley Group Inc.........................      A-1+/P-1         5.32    2/6/97      10,000         9,946,800
  Morgan Stanley Group Inc.........................      A-1+/P-1         5.40    5/2/97       3,000         2,945,550
                                                                                                          ------------
                                                                                                            57,616,241
                                                                                                          ------------
DRUGS & HEALTHCARE -- 0.8%
  Lilly (Eli) & Co.................................      A-1+/P-1         5.35    7/3/97       8,000         7,782,433
                                                                                                          ------------
FINANCE-DIVERSIFIED -- 2.5%
  Associates Corp. of North America................      A-1+/P-1         5.38   1/17/97      25,000        24,940,222
                                                                                                          ------------

                                                                       Continued

                                                          RATINGS                           PRINCIPAL     AMORTIZED
                                                        S&P/MOODY'S              MATURITY    AMOUNT          COST
                                                        (UNAUDITED)      RATE      DATE       (000)        (NOTE 2)
                                                     ----------------   ------   --------   ---------    ------------
FINANCE-SUBSIDIARY -- 4.9%
  Creditanstalt Finance Inc........................       A-1/P-1         5.42%   1/8/97     $20,000    $   19,978,922
  Dresdner U.S. Finance............................      A-1+/P-1         5.40   1/14/97      20,000        19,961,000
  National Australia Funding Delaware Inc..........      A-1+/P-1         5.41    1/3/97      10,000         9,996,994
                                                                                                          ------------
                                                                                                            49,936,916
                                                                                                          ------------
INSURANCE -- 2.0%
  Prudential Funding Corp..........................      A-1+/P-1         5.39   1/13/97      20,000        19,964,067
                                                                                                          ------------
MACHINES & MACHINE TOOLS -- 0.5%
  Caterpillar Financial Services Corp..............       A-1/P-1         5.35   1/21/97       5,500         5,483,653
                                                                                                          ------------
PRINTING & PUBLISHING -- 1.0%
  Gannett Co.......................................       A-1/P-1         5.38   1/14/97      10,000         9,980,572
                                                                                                          ------------
TELECOMMUNICATIONS -- 0.7%
  BellSouth Capital Funding Corp...................      A-1+/P-1         5.30   1/27/97       7,000         6,973,206
                                                                                                          ------------
Total Commercial Paper
  (Amortized Cost -- $389,690,325).................                                                        389,690,325
                                                                                                          ------------
SHORT-TERM CORPORATE OBLIGATIONS -- 12.9%
BROKER-DEALER -- 6.9%
  Bear Stearns Companies, Inc......................       A-1/P-1         5.61*   1/2/97       5,000         5,000,000
  Bear Stearns Companies, Inc......................       A-1/P-1         5.16   1/24/97       5,000         5,000,000
  Bear Stearns Companies, Inc......................       A-1/P-1         5.24   3/10/97       4,000         4,000,000
  Bear Stearns Companies, Inc......................       A-1/P-1         5.33    1/9/97       7,000         7,000,000
  Bear Stearns Companies, Inc......................       A-1/P-1         5.75   4/28/97       7,000         7,000,000
  Bear Stearns Companies, Inc......................       A-1/P-1         5.97    7/3/97       5,000         5,000,000
  Bear Stearns Companies, Inc......................       A-1/P-1         5.98    6/5/97       5,000         5,000,000
  Bear Stearns Companies, Inc......................       A-1/P-1         6.01   4/21/97       3,900         3,903,313
  Merrill Lynch & Co., Inc.........................      A-1+/P-1         5.47*   1/7/97       5,000         5,000,000
  Merrill Lynch & Co., Inc.........................      A-1+/P-1         5.52*   1/7/97      10,000        10,000,000
  Merrill Lynch & Co., Inc.........................      A-1+/P-1         5.43*   1/2/97       8,000         7,998,696
  Merrill Lynch & Co., Inc.........................      A-1+/P-1         5.56   3/17/97       4,850         4,850,000
                                                                                                          ------------
                                                                                                            69,752,009
                                                                                                          ------------
BUSINESS SERVICES -- 1.0%
  PHH Corp.........................................       A-1/P-1         5.33*   1/2/97      10,000         9,999,885
                                                                                                          ------------

                                                                       Continued

                                                          RATINGS                           PRINCIPAL     AMORTIZED
                                                        S&P/MOODY'S              MATURITY    AMOUNT          COST
                                                        (UNAUDITED)      RATE      DATE       (000)        (NOTE 2)
                                                     ----------------   ------   --------   ---------    ------------
FINANCE-CONSUMER -- 0.3%
  Household Finance Corp...........................       A-1/P-1         6.25%  10/15/97    $ 3,255    $    3,269,073
                                                                                                          ------------
FINANCE-DIVERSIFIED -- 3.4%
  Associates Corp. of North America................      A-1+/P-1         7.05   5/15/97       2,705         2,720,224
  Bankers Trust NY Corp............................       A-1/P-1         5.74*   1/2/97      14,000        14,000,000
  CIT Group Holdings Inc...........................       A-1/P-1         5.35*   1/2/97      10,000         9,997,028
  CIT Group Holdings Inc...........................       A-1/P-1         5.33*   1/2/97       7,000         6,994,991
                                                                                                        --------------
                                                                                                            33,712,243
                                                                                                        --------------
FOOD, BEVERAGE & TOBACCO -- 0.3%
  Heinz (H.J.) Co..................................       A-1/P-1         5.50   9/15/97       2,950         2,948,377
                                                                                                        --------------
MISCELLANEOUS -- 1.0%
  Beta Finance (b)***..............................      A-1+/P-1         5.50*  10/20/97     10,000        10,000,000
                                                                                                        --------------
Total Short-Term Corporate Obligations
  (Amortized Cost -- $129,681,587).................                                                        129,681,587
                                                                                                        --------------
Total Investments in Securities
  (Amortized Cost -- $989,178,348).................                                                        989,178,348
                                                                                                        --------------
REPURCHASE AGREEMENTS -- 2.5%
  Daiwa Securities America, Inc., dated 12/31/96,
    (Collateralized by 24,714,000 U.S. Treasury
    Notes, 6.875%, due 8/31/99,
    value -- $25,789,059)..........................                       6.75    1/2/97      25,259        25,259,000
                                                                                                        --------------
Total Repurchase Agreements
  (Amortized Cost $25,259,000).....................                                                         25,259,000
                                                                                                        --------------
Total Investments
  (Amortized cost $1,014,437,348)(a) -- 100.7%.....                                                     $1,014,437,348
Liabilities in excess of other assets -- (0.7%)....                                                         (7,172,592)
                                                                                                        --------------
NET ASSETS -- 100.0%...............................                                                     $1,007,264,756
                                                                                                        ==============

---------------
Percentages indicated are based on net assets of $1,007,264,756.
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.
(c) Rating from Duff & Phelps, Fitch, or IBCA.
  * Floating or variable rate securities. Maturity date reflects the date in which the interest rate resets. The rate resets daily, weekly, monthly or quarterly. The rate reflected is the rate as of December 31, 1996.
 ** Implied long-term rating.
*** Illiquid Security.

See notes to financial statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............................................   $  989,178,348
  Repurchase agreements, at amortized cost..................................................       25,259,000
  Cash......................................................................................              421
  Interest receivable.......................................................................        8,494,924
  Receivable from capital shares issued.....................................................       65,749,197
  Prepaid expenses and other assets.........................................................          282,980
                                                                                                -------------
Total assets................................................................................    1,088,964,870
                                                                                                -------------
LIABILITIES
  Dividends payable.........................................................................        1,678,578
  Payable for securities purchased..........................................................       13,475,233
  Payable for capital shares redeemed.......................................................       65,712,143
  Accrued expenses and other payables:
    Advisory fees...........................................................................           87,022
    Administration fees.....................................................................           87,022
    Distribution fees (Retail Shares).......................................................          522,346
    Other...................................................................................          137,770
                                                                                                -------------
Total liabilities...........................................................................       81,700,114
                                                                                                -------------
NET ASSETS..................................................................................   $1,007,264,756
                                                                                                =============
Shares Outstanding ($0.001 par value, 2 billion shares authorized) (Retail Shares):.........    1,008,203,578
                                                                                                =============
Net Asset Value, Offering Price and Redemption Price per Share (Retail Shares)..............            $1.00
                                                                                                         ====
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................................................   $    1,008,204
  Additional paid-in capital................................................................    1,007,228,344
  Undistributed net investment income.......................................................            4,084
  Accumulated net realized losses...........................................................         (975,876)
                                                                                                -------------
Net Assets, December 31, 1996...............................................................   $1,007,264,756
                                                                                               ==============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest...........................................................................                 $52,329,045
Expenses
  Advisory fees....................................................................   $  950,074
  Administration fees..............................................................      950,074
  Special management services fees (Retail Shares).................................      923,111
  Distribution fees (Retail Shares)................................................    5,568,964
  Custodian fees and expenses......................................................      123,124
  Registration fees................................................................      277,086
  Legal fees.......................................................................       70,922
  Insurance expense................................................................       21,520
  Reports to shareholders..........................................................       42,358
  Transfer agent fees and expenses.................................................      412,553
  Amortization of organization expenses............................................       12,795
  Audit fees.......................................................................       27,641
  Directors' fees..................................................................       31,378
  Other expenses...................................................................        6,634
                                                                                      ----------
    Total expenses before fee waivers and expense reimbursements...................    9,418,234
    Less: Fee waivers and expense reimbursements...................................   (1,153,032)
    Less: Expenses paid by third parties...........................................       (8,083)
                                                                                      ----------
Total Expenses.....................................................................                   8,257,119
                                                                                                    -----------
Net Investment Income..............................................................                  44,071,926

REALIZED GAINS FROM SECURITIES TRANSACTIONS
  Net realized gains from securities transactions..................................                     136,504
                                                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................                 $44,208,430
                                                                                                    ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         Years Ended
                                                                             ------------------------------------
                                                                              December 31,         December 31,
                                                                                  1996                 1995
                                                                             ---------------      ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income...................................................   $    44,071,926      $    33,179,248
  Net realized gains from securities transactions.........................           136,504              130,404
                                                                             ---------------      ---------------
    Net increase in net assets resulting from operations..................        44,208,430           33,309,652
                                                                             ---------------      ---------------
Dividends to shareholders from net investment income
  Retail Shares...........................................................       (43,484,087)         (31,381,356)
  Institutional Shares (b)................................................          (587,839)(a)       (1,797,892)
                                                                             ---------------      ---------------
    Total dividends to shareholders from net investment income............       (44,071,926)         (33,179,248)
                                                                             ---------------      ---------------
Portfolio Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed.....................................     5,526,532,249        3,863,586,535
  Net asset value of shares issued to shareholders in reinvestment of
    dividends.............................................................        44,022,773           29,259,566
  Cost of shares redeemed.................................................    (5,381,923,610)      (3,563,662,794)
                                                                             ---------------      ---------------
    Net increase in net assets from Portfolio share transactions..........       188,631,412          329,183,307
                                                                             ---------------      ---------------
Total Increase............................................................       188,767,916          329,313,711
NET ASSETS
  Beginning of period.....................................................       818,496,840          489,183,129
                                                                             ---------------      ---------------
  End of period...........................................................   $ 1,007,264,756      $   818,496,840
                                                                             ===============      ===============
SHARE TRANSACTIONS:
  Issued..................................................................     5,526,532,249        3,863,586,535
  Reinvested..............................................................        44,022,773           29,259,566
  Redeemed................................................................    (5,381,923,610)      (3,563,662,794)
                                                                             ---------------      ---------------
  Change in shares........................................................       188,631,412          329,183,307
                                                                             ===============      ===============

---------------
(a) For the period from January 1, 1996 through December 25, 1996.
(b) On December 26, 1996, the Portfolio terminated and redeemed its offering of Institutional Shares.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                        RATINGS                              PRINCIPAL    AMORTIZED
                                                      S&P/MOODY'S                 MATURITY    AMOUNT         COST
                                                      (UNAUDITED)       RATE        DATE       (000)       (NOTE 2)
                                                    ----------------   ------     --------   ---------   ------------
MUNICIPAL SECURITIES -- 99.7%
ALABAMA -- 3.0%
  McIntosh Industrial Development Board, Alabama
    Pollution Control Revenue Bond, (Ciba-Geigy
    Corp. Project)................................      A1-+/NR          5.10%*    1/2/97     $ 2,400    $  2,400,000
                                                                                                         ------------
CALIFORNIA -- 7.1%
  Contra Costa County, California Tax & Revenue
    Anticipation Notes............................     Sp1+/MIG1         4.50      7/3/97       1,500       1,505,470
  Los Angeles County, California Tax & Revenue
    Anticipation Notes, Series A, Tax-Exempt CP...     Sp1+/MIG1         4.50     6/30/97       1,500       1,505,522
  Los Angeles, California Metropolitan
    Transportation Authority......................      A-1+/P-1         3.45     3/20/97       1,500       1,500,000
  State of California General Obligation,
    Tax-Exempt CP.................................      A-1+/P-1         3.45     3/19/97       1,200       1,200,000
                                                                                                         ------------
                                                                                                            5,710,992
                                                                                                         ------------
FLORIDA -- 3.2%
  Dade County, Florida Health Facilities
    Authority, Hospital Revenue (Miami Children's
    Hospital Project).............................      A-1+/NR          4.00*     1/8/97       2,600       2,600,000
                                                                                                         ------------
IDAHO -- 1.9%
  Idaho State Tax Anticipation Notes..............     Sp1+/MIG1         4.50     6/30/97       1,500       1,505,268
                                                                                                         ------------
ILLINOIS -- 12.7%
  Chicago, Illinois O'Hare International Airport
    (American Airlines Project)...................       NR/P-1          5.00*     1/2/97         800         800,000
  Du Page Water Commission, Water Revenue Bonds...       AAA/NR          6.88      5/1/97       1,000       1,030,522
  Illinois Development Financial Authority
    (Illinois Power)..............................      A-1/P-1          3.50      2/7/97       1,500       1,500,000
  Illinois Educational Facilities Authority
    Revenue (Cultural Pool Project)...............      NR/VMIG1         3.85*     1/8/97       1,000       1,000,000
  Illinois Health Facilities Authority Revenue
    (Elmhurst Memorial Hospital Project), Series
    93B...........................................      NR/VMIG1         5.30*     1/8/97         600         600,000

                                                                       Continued

                                                        RATINGS                              PRINCIPAL    AMORTIZED
                                                      S&P/MOODY'S                 MATURITY    AMOUNT         COST
                                                      (UNAUDITED)       RATE        DATE       (000)       (NOTE 2)
                                                    ----------------   ------     --------   ---------   ------------
ILLINOIS -- (CONTINUED)
  Illinois Health Facilities Authority Revenue
    (Franciscan Sisters Health Project)...........      NR/VMIG1         5.30%*    1/8/97     $ 2,200    $  2,200,000
  Illinois Health Facilities Authority Revenue,
    (Evangelical Hospitals Corp. Project), Series
    A.............................................      NR/VMIG1         4.10*     1/8/97       2,060       2,060,000
  Illinois Health Facilities Authority (Rush
    Presbyterian Hospital Project), Tax-Exempt
    CP............................................      A-1/P-1          3.45     2/17/97       1,000       1,000,000
                                                                                                         ------------
                                                                                                           10,190,522
                                                                                                         ------------
INDIANA -- 0.6%
  Indianapolis, Indiana Pollution Control Revenue,
    (Citizens Gas Light & Coke Project),
    Tax-Exempt CP                                      A-1+/VMIG1        3.40     3/10/97         500         500,000
                                                                                                         ------------
KENTUCKY -- 1.2%
  Pendleton, Kentucky Area Association of Leasing,
    Tax-Exempt CP.................................      A-1/P-1          3.55      2/7/97       1,000       1,000,000
                                                                                                         ------------
LOUISIANA -- 1.9%
  Lake Charles, Louisiana Harbor & Terminal
    District Revenue (Reynolds Metals Co.
    Project)......................................      AA-/Aa1          3.75*     1/2/97         500         500,230
  Plaquemines, Louisiana Port Authority, Pollution
    Control Revenue (Tampa Electric), Tax-Exempt
    CP............................................      A-1/P-1          3.55     3/13/97       1,000       1,000,000
                                                                                                         ------------
                                                                                                            1,500,230
                                                                                                         ------------
MASSACHUSETTS -- 0.8%
  Massachusetts Health & Education, Boston
    University CP.................................     A-1/VMIG1         3.70     2/13/97         600         600,000
                                                                                                         ------------
MICHIGAN -- 4.4%
  Michigan State Building Authority, Tax-Exempt
    CP............................................      A-1/P-1          3.50      5/1/97       1,500       1,500,000
  Michigan State Hospital Finance Authority
    Revenue, (St. Mary Hospital of Livonia
    Project), Series A............................     A-1/VMIG1         3.45*     1/8/97       2,000       2,000,000
                                                                                                         ------------
                                                                                                            3,500,000
                                                                                                         ------------
MINNESOTA -- 2.5%
  Rochester, Minnesota Health Facilities (Mayo
    Clinic Project) Tax-Exempt CP.................      A-1/P-1          3.55     2/19/97       2,000       2,000,000
                                                                                                         ------------

                                                                       Continued

                                                        RATINGS                              PRINCIPAL    AMORTIZED
                                                      S&P/MOODY'S                 MATURITY    AMOUNT         COST
                                                      (UNAUDITED)       RATE        DATE       (000)       (NOTE 2)
                                                    ----------------   ------     --------   ---------   ------------
NEW JERSEY -- 0.6%
  New Jersey Tax & Revenue Anticipation Note,
    Tax-Exempt CP.................................      A-1+/P-1         3.50%    2/25/97     $   500    $    500,000
                                                                                                         ------------
NEW MEXICO -- 3.1%
  University of New Mexico, University Revenue
    (AMBAC).......................................     A-1+/VMIG1        4.00*     1/8/97       2,500       2,500,000
                                                                                                         ------------
NEW YORK -- 12.8%
  New York City Housing Development Corp., Special
    Obligation Revenue, (East 96th St. Project),
    Series A......................................      NR/VMIG1         4.00*     1/8/97       2,400       2,400,000
  Nassau County, New York General Improvement
    Bonds, Series U...............................      AAA/Aaa          5.13     11/1/97       1,000       1,011,782
  New York State Power Tax-Exempt CP..............      A-1/P-1          3.55     2/21/97       1,000       1,000,000
  New York State Power Tax-Exempt CP..............      A-1/P-1          3.55      2/3/97       2,000       2,000,000
  New York State Energy Research & Development
    Authority, Pollution Control Revenue,
    Orange/Rockland Utilities, Series A...........     A-1+/VMIG1        3.80*     1/8/97       1,400       1,400,000
  New York State Local Government Assistance
    Corp., Series A...............................     A-1+/VMIG1        3.20*     1/8/97       1,500       1,500,000
  Oyster Bay, New York Bond Anticipation Notes....       NR/NR           4.25     10/3/97       1,000       1,003,533
                                                                                                         ------------
                                                                                                           10,315,315
                                                                                                         ------------
OKLAHOMA -- 1.2%
  Tulsa, Oklahoma Parking Authority Revenue, First
    Mortgage (Williams Center Project), Series
    A.............................................      NR/VMIG1         3.70*     1/2/97       1,000       1,000,000
                                                                                                         ------------
PENNSYLVANIA -- 5.1%
  North Umberland, Pennsylvania Industrial
    Development Authority (Merck Project).........      A-1+/NR          4.25*     1/2/97       2,900       2,900,000
  Philadelphia, Pennsylvania Gas Works, Tax-Exempt
    CP............................................      A-1+/P-1         3.50     5/19/97       1,200       1,200,000
                                                                                                         ------------
                                                                                                            4,100,000
                                                                                                         ------------

                                                                       Continued

                                                        RATINGS                              PRINCIPAL    AMORTIZED
                                                      S&P/MOODY'S                 MATURITY    AMOUNT         COST
                                                      (UNAUDITED)       RATE        DATE       (000)       (NOTE 2)
                                                    ----------------   ------     --------   ---------   ------------
PUERTO RICO -- 3.7%
  Puerto Rico Commonwealth Tax & Revenue
    Anticipation Notes, Series A..................     Sp1+/MIG1         4.00%    7/30/97     $ 1,000    $  1,003,220
  Puerto Rico Government Development Bank,
    Tax-Exempt CP.................................      A-1/P-1          3.50     2/12/97       2,000       2,000,000
                                                                                                         ------------
                                                                                                            3,003,220
                                                                                                         ------------
RHODE ISLAND -- 1.9%
  Rhode Island Providence & Plantation, Tax-Exempt
    CP............................................      A-1/P-1          3.50     1/30/97       1,500       1,500,000
                                                                                                         ------------
SOUTH CAROLINA -- 1.2%
  South Carolina Public Service, Tax-Exempt CP....      A-1/P-1          3.45     3/14/97       1,000       1,000,000
                                                                                                         ------------
TEXAS -- 18.7%
  Dallas, Texas Area Rapid Transit................      A-1/P-1          3.45      4/9/97       1,000       1,000,000
  Harris County, Texas Tax & Anticipation Notes...     Sp1+/MIG1         4.50     2/28/97       1,500       1,501,891
  Harris County, Texas Health Facilities (YMCA
    Project), Tax-Exempt CP.......................      A-1/P-1          3.55     3/24/97         900         900,000
  Houston, Texas Water Systems Revenue Bonds......      AAA/Aaa          7.40     12/1/97       1,000       1,052,690
  Texas Gulf Coast Pollution Control Revenue,
    Tax-Exempt CP.................................      A-1/P-1          3.55     2/20/97       1,000       1,000,000
  Texas Gulf Coast Pollution Control Revenue,
    Tax-Exempt CP.................................      A-1/P-1          3.45     2/26/97       1,400       1,400,000
  Texas Tax & Revenue Anticipation Notes..........     Sp1+/MIG1         4.75     8/29/97       2,050       2,063,197
  Tom Green County, Texas Health Facilities
    Development Authority (Universal Health
    Services).....................................      A-1+/NR          4.15*     1/8/97       2,600       2,600,000
  University of Texas Board of Regents, Tax-Exempt
    CP............................................      A-1+/P-1         3.50     1/31/97       1,500       1,500,000
  University of Texas Board of Regents, Tax-Exempt
    CP............................................      A-1+/P-1         3.65     1/10/97       2,000       2,000,000
                                                                                                         ------------
                                                                                                           15,017,778
                                                                                                         ------------
UTAH -- 3.7%
  Provo City, Utah Housing Authority,
    Multi-Family, (Branbury Project) Series A.....      NR/VMIG1         4.35*     1/8/97       3,000       3,000,000
                                                                                                         ------------
WASHINGTON -- 2.9%
  Washington State General Obligation, Series
    96B...........................................     A-1+/VMIG1        4.00*     1/8/97       2,300       2,300,000
                                                                                                         ------------

                                                                       Continued

                                                        RATINGS                              PRINCIPAL    AMORTIZED
                                                      S&P/MOODY'S                 MATURITY    AMOUNT         COST
                                                      (UNAUDITED)       RATE        DATE       (000)       (NOTE 2)
                                                    ----------------   ------     --------   ---------   ------------
WISCONSIN -- 0.6%
  Southeast Wisconsin Professional Baseball Park
    District Sales Tax Revenue....................      NR/MIG1          4.10%     3/1/97     $   500    $    500,000
                                                                                                         ------------
WYOMING -- 4.9%
  Carbon County, Wyoming Pollution Control
    Revenue, (Amoco Project)......................      A-1+/NR          3.60      1/1/97         800         800,000
  Converse County, Wyoming Pollution Control
    Revenue for PacificCorp.......................      A-1+/P-1         3.50      2/6/97       3,100       3,100,000
                                                                                                         ------------
                                                                                                            3,900,000
                                                                                                         ------------
Total Municipal Securities
  (Amortized cost -- $80,143,325).................                                                         80,143,325
                                                                                                         ------------
Total Investments
  (Amortized cost -- $80,143,325)(a) -- 99.7%.....                                                         80,143,325
Other assets in excess of liabilities -- 0.3%.....                                                            265,947
                                                                                                         ------------
Net Assets -- 100.0%..............................                                                       $ 80,409,272
                                                                                                         ============

---------------
Percentages indicated are based on net assets of $80,409,272.
(a) Cost for federal income tax and financial reporting purposes are the same.
* Floating or variable rate securities. Maturity date reflects the date in which the interest rate resets. The rate resets daily, weekly, monthly, or quarterly. The rate reflected is the rate as of December 31, 1996.

AMBAC = Insured by AMBAC Indemnity Corporation
NR = No Rating.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............................................   $   80,143,325
  Interest receivable.......................................................................          431,185
  Other assets..............................................................................           41,115
                                                                                                  -----------
Total assets................................................................................       80,615,625
                                                                                                  -----------
LIABILITIES
  Dividends payable.........................................................................           90,377
  Cash overdraft............................................................................           35,968
  Accrued expenses and other payables:
    Advisory fees...........................................................................            3,642
    Distribution fees (Retail Shares).......................................................           25,497
    Other...................................................................................           50,869
                                                                                                  -----------
Total liabilities...........................................................................          206,353
                                                                                                  -----------
NET ASSETS..................................................................................   $   80,409,272
                                                                                                  ===========
Shares Outstanding ($0.001 par value, 2 billion shares authorized):.........................       80,409,272
                                                                                                  ===========
Net Asset Value, Offering Price and
  Redemption Price per Share (Retail Shares)................................................            $1.00
                                                                                                         ====
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................................................   $       80,409
  Additional paid-in capital................................................................       80,328,863
                                                                                                  -----------
Net Assets, December 31, 1996...............................................................   $   80,409,272
                                                                                                  ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1996*
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest...........................................................................                 $   704,983
Expenses
  Advisory fees....................................................................   $   19,900
  Administration fees..............................................................       19,900
  Special Management Services fees.................................................        9,950
  Distribution fees................................................................      119,401
  Custodian fees and expenses......................................................       20,924
  Registration fees................................................................       20,145
  Legal fees.......................................................................        2,947
  Insurance expense................................................................        1,259
  Reports to shareholders..........................................................        4,335
  Transfer agent fees and expenses.................................................        6,204
  Amortization of organization expenses............................................        1,190
  Audit fees.......................................................................       11,621
  Directors' fees..................................................................        1,020
  Other expenses...................................................................           85
                                                                                         -------
    Total expenses before fee waivers and expense reimbursements...................      238,881
    Less: Fee waivers and expense reimbursements...................................      (89,550)
    Less: Expenses paid by third parties...........................................       (2,479)
                                                                                         -------
Total Expenses.....................................................................                     146,852
                                                                                                       --------
Net Investment Income..............................................................                     558,131
                                                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................                 $   558,131
                                                                                                       ========

---------------

* For the period from October 7, 1996 (commencement of operations) through December 31, 1996.

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             For the
                                                                           period from
                                                                            October 7,
                                                                           1996 through
                                                                           December 31,
                                                                              1996*
                                                                           ------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income..................................................  $    558,131
                                                                           ------------
     Net increase in net assets resulting from operations................       558,131
                                                                           ------------
Dividends to shareholders from net investment income.....................      (558,131)
                                                                           ------------
Portfolio Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed....................................   166,978,246
  Net asset value of shares issued to shareholders in reinvestment of
     dividends...........................................................       460,012
  Cost of shares redeemed................................................   (87,028,986)
                                                                           ------------
     Net increase in net assets from Portfolio share transactions........    80,409,272
                                                                           ------------
Total Increase...........................................................    80,409,272
NET ASSETS
  Beginning of period....................................................            --
                                                                           ------------
  End of period..........................................................  $ 80,409,272
                                                                           ============
SHARE TRANSACTIONS:
  Issued.................................................................   166,978,246
  Reinvested.............................................................       460,012
  Redeemed...............................................................   (87,028,986)
                                                                           ------------
  Change in shares.......................................................    80,409,272
                                                                           ============

---------------

* Period from commencement of operations.

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

     The Infinity Mutual Funds, Inc. (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising twelve portfolios. The accompanying financial statements and notes relate only to the Correspondent Cash Reserves Money Market Portfolio (the "Money Market Portfolio") and the Correspondent Cash Reserves Tax Free Money Market Portfolio (the "Tax Free Money Market Portfolio"), which commenced operations on October 7, 1996 (together the "Portfolios"). The Money Market Portfolio's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by making investments in short-term money market obligations. The Tax Free Money Market Portfolio seeks to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity by investing in short-term municipal obligations.

     The Money Market Portfolio issues two classes of shares (Retail Shares and Institutional Shares). Retail Shares and Institutional Shares are substantially the same, except the Retail Shares bear the fees that are payable under a Distribution Plan adopted by the Board of Directors (the "Distribution Plan"). Additionally, the Retail Shares bear the fees that are payable to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and Concord Holding Corporation ("Concord") under the Special Management Services Agreement (the "Services Agreement"). In addition to the fees paid pursuant to the Distribution Plan and the Services Agreement, each class also bears the expenses associated with the printing of their shareholder reports, transfer agent fees and registration fees. On December 26, 1996, the Portfolio terminated and redeemed its offering of Institutional Shares. The Tax Free Money Market Portfolio has only one class of shares, the Retail Shares.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A) Securities Valuation and Restrictions

     Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. The Portfolios may not a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

B) Security Transactions and Investment Income

     Security transactions are recorded on the trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily. The investment income of each Portfolio is allocated to the separate classes of shares based upon their relative net asset value.

C) Repurchase Agreements

     The Money Market Portfolio's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Money Market Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

D) Expenses

     Organization costs have been deferred and are being amortized by the Portfolios on a straight-line basis over five years. Direct expenses of the Portfolios are borne solely by each Portfolio and general Fund expenses are allocated among the Fund's respective investment portfolios. The Money Market Portfolio's expenses (other than transfer agent fees and expenses, reports to shareholders expenses, registration and filing fees, expenses incurred under the Distribution Plan and expenses incurred under the Services Agreement) are allocated to their separate classes of shares based upon their relative net asset value.

E) Federal Income Taxes

     It is the policy of the Portfolios to meet the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their income to shareholders. Therefore, no Federal income tax provision is required.

     At December 31, 1996, the Money Market Portfolio had capital loss carryovers of approximately $975,876 which are available to offset future net realized gains on securities transactions to the extent provided for in the Code. Such capital loss carryover will expire in fiscal year 2002. The Tax Free Money Market Portfolio did not have any capital loss carryover available.

F) Dividends and Distributions

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1996, reclassifications are made to the Portfolios' capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets are not affected by this change.

G) Other

     Each Portfolio maintains a cash balance with its custodian and receives a reduction of their custody fees for the amounts of interest earned on such uninvested cash balances. For financial reporting purposes custodian fees were decreased, for the year ended December 31, 1996, by $8,083 for the Money Market Portfolio and, for the period from October 7, 1996 through December 31, 1996, by $2,479 for the Tax Free Money Market Portfolio. There was no effect on net investment income. The Portfolios could have invested such cash amounts in an income producing asset if they had not agreed to a reduction of fees under the expense offset arrangement with their custodian.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Mitchell Hutchins, a wholly-owned subsidiary of Paine Webber Incorporated ("Paine Webber"), serves as the Portfolios' investment adviser. Concord serves as the Portfolios' administrator and Concord Financial Group, Inc. ("Distributor") serves as the distributor of the Portfolios' shares. Concord and the Distributor are each a wholly owned subsidiary of The BISYS Group, Inc.

     As investment adviser, Mitchell Hutchins supervises and assists in the overall operations of the Portfolios. Pursuant to the terms of the Investment Advisory Agreement, Mitchell Hutchins is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio. For the year ended December 31, 1996, there were no waivers with respect to the Money Market Portfolio. For the period from October 7, 1996 through December 31, 1996 Mitchell Hutchins waived fees of $9,950 with respect to the Tax Free Money Market Portfolio.

     As administrator, Concord assists in supervising the operations of the Portfolios. For its services, Concord is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio. For the year ended December 31, 1996, there were no waivers with respect to the Money Market Portfolio. For the period from October 7, 1996, through December 31, 1996, the administrator waived fees of $19,900 with respect to the Tax Free Money Market Portfolio.

     Under the terms of the Special Management Services Agreement, the Portfolios have agreed to pay Mitchell Hutchins and Concord each a monthly fee at the annual rate of 0.05% of the average daily net assets of each Portfolio's outstanding Retail Shares for certain services, other than those provided pursuant to the Portfolios' Distribution Plan. These services include developing and monitoring customized investor programs including individual retirement accounts and other ERISA options, automatic deposit and withdrawal programs and other programs requested by certain securities dealers that have entered into securities clearing arrangements with Paine Webber. Mitchell Hutchins and Concord each waived fees of $923,111 from the Money Market Portfolio for the year ended December 31, 1996 and $9,950 from the Tax Free Money Market Portfolio for the period from October 7, 1996 through December 31, 1996, under the Special Management Services Agreement which represented 100% of the fee charged.

     The Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, the Portfolios are authorized to pay Correspondent Services Corporation (CSC), an affiliate of Paine Webber, and certain securities dealers that have entered into clearing arrangements with CSC, a monthly fee at an annual rate of up to 0.60% of the average daily net assets of each Portfolio's outstanding Retail Shares held in accounts serviced by such firms. Such fees will be paid in respect of certain services provided by such firms, including answering client inquiries regarding the Portfolios; assisting clients in changing dividend options, account designations and addresses; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; investing client cash account balances automatically in Portfolios shares; providing periodic statements showing a client's account balance and integrating such statements with those of other transactions and balances in the client's other accounts serviced by such firm; arranging for bank wires; and such other services as the clients may request. For the year ended December 31, 1996, the Money Market Portfolio incurred expenses of $5,568,964 and for the period from October 7, 1996 through December 31, 1996, the Tax Free Money Market Portfolio incurred expenses of $119,401 pursuant to the Distribution Plan. For the year ended December 31, 1996, the Distributor waived fees of $229,921 from the Money Market Portfolio and for the period from October 7, 1996 through December 31, 1996 the Distributor waived fees of $49,750 from the Tax Free Money Market Portfolio.

     Certain Directors and officers of the Fund are "affiliated persons" (as defined in the Act) of Concord. Each "non-affiliated" Director receives an annual fee of $12,000 and a meeting fee of $1,500 per meeting for services relating to all of the portfolios constituting that Fund.

NOTE 4 -- CONCENTRATION OF CREDIT RISK

     The Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality U.S. dollar denominated money market instruments as disclosed in the portfolio of investments by security type. The Tax Free Money Market Porfolio invests substantially all of its assets in a diversified portfolio of high quality municipal obligations.

     The Money Market Portfolio had the following concentration by security type at December 31, 1996 (as a percentage of total investments):

Commercial Paper..................     38.4%
Certificates of Deposit...........     22.4%
Short Term Corporate
  Obligations.....................     12.8%
U.S. Government Obligations and
  Agency Obligations..............     11.8%
Bank Notes........................     11.6%
Other.............................      3.0%
                                      ------
                                      100.0%
                                      ======

     The issuers' abilities to meet their obligations may be affected by domestic and foreign economic, regional and political developments.

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Money Market Portfolio (at $1.00 per share) are summarized below:

                                                     YEAR ENDED
                                          ---------------------------------
                                           DECEMBER 31,       DECEMBER 31,
                                               1996               1995
                                          --------------     --------------
RETAIL SHARES:
 Shares sold..........................     5,070,342,105      3,571,545,151
 Shares issued in reinvestment of
   dividends and distributions........        44,022,773         29,259,565
 Shares redeemed......................    (4,886,194,453)    (3,279,990,042)
                                          --------------     --------------
 Net increase in Retail Shares........       228,170,425        320,814,674
                                          --------------     --------------
INSTITUTIONAL SHARES: (B):
 Shares sold..........................       456,190,144(a)     292,041,384
 Shares issued in reinvestment of
   dividends and distributions........                --                  1
 Shares redeemed......................      (495,729,157)(a)   (283,672,752)
                                          --------------     --------------
 Net increase (decrease) in
   Institutional Shares...............       (39,539,013)(a)      8,368,633
                                          --------------     --------------
 Net increase in Money Market
   Portfolio Shares...................       188,631,412        329,183,307
                                          ==============     ==============

---------------
(a) For the period from January 1, 1996 through December 25, 1996.
(b) On December 26, 1996, the Portfolio terminated and redeemed its offering of Institutional Shares.

NOTE 6 -- EXEMPT-INTEREST INCOME DESIGNATION (UNAUDITED)

     The Fund designates the following exempt-interest paid by the Tax Free Money Market Portfolio for the period from October 7, 1996 through December 31, 1996:

Exempt-Interest Distributions.............   $558,131
Exempt-Interest Distributions Per Share...     0.0100

     The percentage break-down by state of exempt-interest for the Tax Free Money Market Portfolio's taxable year ended December 31, 1996 was as follows:

ALABAMA....................................      4.88%
ALASKA.....................................      1.27%
ARIZONA....................................      2.93%
CALIFORNIA.................................      5.03%
DISTRICT OF COLUMBIA.......................      0.50%
FLORIDA....................................      3.99%
IDAHO......................................      2.53%
ILLINOIS...................................     17.18%
LOUISIANA..................................      0.38%
MASSACHUSETTS..............................      0.16%
MICHIGAN...................................      3.24%
NEW JERSEY.................................      0.39%
NEW MEXICO.................................      3.85%
NEW YORK...................................     15.78%
NORTH DAKOTA...............................      0.46%
OKLAHOMA...................................      0.90%
PENNSYLVANIA...............................     12.62%
PUERTO RICO................................      0.26%
TEXAS......................................     13.24%
UTAH.......................................      5.57%
WASHINGTON.................................      3.55%
WEST VIRGINIA..............................      0.08%
WISCONSIN..................................      0.29%
WYOMING....................................      0.92%
                                               -------
                                               100.00%
                                               =======

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------
                                                  1996          1995            1994            1993            1992
                                               -----------   -----------     -----------     -----------     -----------
RETAIL SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD........   $   0.9986     $   0.9975      $   0.9999      $   1.0000      $   1.0000
                                                 --------       --------        --------        --------        --------
Income from investment operations
  Net investment income.....................       0.0462         0.0512          0.0340          0.0245          0.0306
  Net realized gains (losses) from
    securities transactions.................       0.0005         0.0011         (0.0024)        (0.0001)             --
                                                 --------       --------        --------        --------        --------
  Net income from investment operations.....       0.0467         0.0523          0.0316          0.0244          0.0306
                                                 --------       --------        --------        --------        --------
Dividends from net investment income........      (0.0462)       (0.0512)        (0.0340)        (0.0245)        (0.0306)
                                                 --------       --------        --------        --------        --------
  Net change in net asset value.............       0.0005         0.0011         (0.0024)        (0.0001)             --
                                                 --------       --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD..............   $   0.9991     $   0.9986      $   0.9975      $   0.9999      $   1.0000
                                                 ========       ========        ========        ========        ========
Total return................................         4.72%          5.24%           3.45%           2.48%           3.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........   $1,007,265     $  779,011      $  458,092      $  331,210      $  267,895
  Ratio of expenses to average net assets...         0.88%          0.85%           0.94%           1.02%           1.12%
  Ratio of net investment income to average
    net assets..............................         4.65%          5.14%           3.47%           2.44%           3.01%
  Ratio of expenses to average net assets
    *.......................................         1.01%**        1.03%           1.12%           1.20%           1.35%
  Ratio of net investment income to average
    net assets *............................         4.53%          4.96%           3.29%           2.26%           2.78%

---------------
 * During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the year ended December 31, 1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------
                                                1996 (A)        1995            1994            1993            1992
                                               -----------   -----------     -----------     -----------     -----------
INSTITUTIONAL SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD........    $  0.9986     $   0.9975      $   0.9999      $   1.0000      $   1.0000
                                                 --------       --------        --------        --------        --------
Income from investment activities
  Net investment income.....................       0.0513         0.0563          0.0402          0.0320          0.0391
  Net realized gains (losses) from
    securities transactions.................       0.0005         0.0011         (0.0024)        (0.0001)             --
                                                 --------       --------        --------        --------        --------
  Net income from investment operations.....       0.0518         0.0574          0.0378          0.0319          0.0391
                                                 --------       --------        --------        --------        --------
Distributions
  Dividends from net investment income......      (0.0513)       (0.0563)        (0.0402)        (0.0320)        (0.0391)
                                                 --------       --------        --------        --------        --------
Net change in net asset value...............       0.0005         0.0011         (0.0024)        (0.0001)         0.0000
                                                 --------       --------        --------        --------        --------
NET ASSET VALUE, AT DECEMBER 25, 1996.......    $  0.9991             NA              NA              NA              NA
                                                 --------       --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD..............    $  0.0000     $   0.9986      $   0.9975      $   0.9999      $   1.0000
                                                 --------       --------        --------        --------        --------
Total return................................         5.25%          5.78%           4.09%           3.25%           3.98%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........           --     $   39,485      $   31,091      $   67,230      $   64,306
  Ratio of expenses to average net assets...         0.63%          0.34%           0.31%           0.25%           0.27%
  Ratio of net investment income to average
    net assets..............................         4.96%          5.66%           3.87%           3.20%           3.73%
  Ratio of expenses to average net
    assets*.................................         0.68%**        0.34%           0.31%           0.25%           0.32%
  Ratio of net investment income to average
    net assets*.............................         4.94%          5.66%           3.87%           3.20%           3.68%

---------------
 * During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** During the period ended December 31, 1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.
NA Not Applicable.
(a) For the period from January 1, 1996 to December 25, 1996 when the Portfolio terminated and redeemed its offering of Institutional Shares.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                            FOR THE PERIOD
                                                                                            FROM OCTOBER 7,
                                                                                             1996 THROUGH
                                                                                             DECEMBER 31,
                                                                                                 1996*
                                                                                            ---------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................................................      $   1.000
                                                                                                 -------
Income from investment operations
  Net investment income..................................................................         0.0100
                                                                                                 -------
  Net income from investment operations..................................................         0.0100
                                                                                                 -------
Dividends from net investment income.....................................................        (0.0100)
                                                                                                 -------
Net change in net asset value............................................................         0.0000
                                                                                                 -------
NET ASSET VALUE, END OF PERIOD...........................................................      $  1.0000
                                                                                                 =======
Total return.............................................................................           0.66%(a)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)......................................................      $  80,409
  Ratio of expenses to average net assets................................................           0.74%(b)
  Ratio of net investment income to average net assets...................................           2.80%(b)
  Ratio of expenses to average net assets**..............................................           1.20%(b)(c)
  Ratio of net investment income to average net assets**.................................           2.34%(b)

---------------
 *  Period from commencement of operations.
 ** During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) During the period ended December 31, 1996, the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

See Notes to Financial Statements.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors
The Infinity Mutual Funds, Inc.:

     We have audited the accompanying statement of assets and liabilities of the Correspondent Cash Reserves Money Market Portfolio and the Correspondent Cash Reserves Tax Free Money Market Portfolio (two of the portfolios constituting The Infinity Mutual Funds, Inc.), including the portfolios of investments as of December 31, 1996, the related statement of operations for the year then ended and the period October 7, 1996 (Commencement of operations) to December 31, 1996, the related statements of changes in net assets for each of the years in the two-year period then ended and the period October 7, 1996 (Commencement of operations) to December 31, 1996 and the financial highlights for each of the years in the five-year period then ended and the period October 7, 1996 (Commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of the Correspondent Cash Reserves Money Market Portfolio and the Correspondent Cash Reserve Tax Free Money Market Portfolio as of December 31, 1996, the results of their operations for the year then ended and the period October 7, 1996 (Commencement of operations) to December 31, 1996, the changes in their net assets for each of the years in the two-year period then ended and the period October 7, 1996 (Commencement of operations) to December 31, 1996 and financial highlights for each of the years in the five-year period then ended and the period October 7, 1996 (Commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

New York, New York

February 14, 1997

Federal Income Tax Status of Dividends (Unaudited)
--------------------------------------------------------------------------------

The Infinity Mutual Funds, Inc. -- Correspondent Cash Reserves Money Market Portfolio has determined that 100% of the dividends paid during the year ended December 31, 1996 were paid from net investment income and are subject to federal income tax. Of these dividends, 2.99% was derived from U.S. Government Obligations.

                               CORRESPONDENT CASH
                                    RESERVES

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THE INFINITY MUTUAL FUNDS, INC.
3435 Stelzer Road
Columbus, OH 43219

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INVESTMENT ADVISER
MITCHELL HUTCHINS ASSET MANAGEMENT INC.
1285 Avenue of the Americas
New York, NY 10019

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ADMINISTRATOR
CONCORD HOLDING CORPORATION
3435 Stelzer Road
Columbus, OH 43219

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DISTRIBUTOR
CONCORD FINANCIAL GROUP, INC.
3435 Stelzer Road
Columbus, OH 43219

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CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
New York, NY 10286

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TRANSFER AGENT
& DIVIDEND DISBURSING AGENT
BISYS FUND SERVICES OHIO, INC.
3435 Stelzer Road
Columbus, OH 43219

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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                           Printed on recycled paper


COICCRD96A


                               CORRESPONDENT CASH
                                    RESERVES


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                                 ANNUAL REPORT

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                               DECEMBER 31, 1996